Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Consolidation	Basis of consolidationThe consolidated financial statements include the financial statements of the Company and all of its subsidiaries. All significant intercompany profits, transactions and account balances have been eliminated. The results of subsidiary undertakings acquired in the period are included in the Consolidated Statement of Operations from the date of acquisition.
Use of Estimates	Use of estimatesThe preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates. The principal management estimates and judgments used in preparing the financial statements relate to revenue recognition and intangible assets acquired in a business combination.
Revenue Recognition	Revenue recognition
The Company earns revenues by providing a number of different services to its customers. These services, which are integral elements of the clinical development process, include clinical trials management, consulting, contract staffing, data services and laboratory services. Contracts range in duration from a number of months to several years.

ASC 606 requires application of five steps: (1) identify the contract(s) with a customer; (2) identify the performance obligation in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when (or as) the entity satisfies the performance obligation(s), which have been applied to revenue recognized from each service described below.

Clinical trial service revenue
A clinical trial service is a single performance obligation satisfied over time, i.e. the full-service obligation in respect of a clinical trial (including those services performed by investigators and other parties) is considered a single performance obligation. Promises offered to the customer are not distinct within the context of the contract. ICON is the contract principal in respect of both direct services and in the use of third parties (principally investigator services) that support the clinical research projects. The transaction price is determined by reference to the contract or change order value (total service revenue and pass-through/ reimbursable expenses) adjusted to reflect a realizable contract value. Revenue is recognized over time as the single performance obligation is satisfied. The progress towards completion for clinical service contracts is measured based on an input measure being total project costs incurred (inclusive of pass-through/ reimbursable expenses) at each reporting period as a percentage of forecasted total project costs.
Laboratory services revenue
Revenue is recognized when, or as, obligations under the terms of a contract are satisfied, which occurs when control of the products or services are transferred to the customer. Revenue for laboratory services is measured as the amount of consideration we expect to receive in exchange for transferring products or services. Where contracts with customers contain multiple performance obligations, the transaction price is allocated to each performance obligation based on the estimated relative selling price of the promised good or service. Service revenue is recognized over time as the services are delivered to the customer based on the extent of progress towards completion of the performance obligation. The determination of the methodology to measure progress requires judgment and is based on the nature of services provided. This requires an assessment of the transfer of value to the customer. The right to invoice measure of progress is generally related to rate per unit contracts, as the extent of progress towards completion is measured based on discrete service or time-based increments, such as samples tested or labor hours incurred. Revenue is recorded in the amount invoiced since that amount corresponds to the value of the Company's performance and the transfer of value to the customer.

Contracting services revenue
The Company has availed of the practical expedient which results in recognition of revenue on a right to invoice basis. Application of the practical expedient reflects the right to consideration from the customer in an amount that corresponds directly with the value to the customer of the performance completion to date. This reflects hours performed by contract staff.

Consulting services revenue
Our consulting services contracts represent a single performance obligation satisfied over time. The transaction price is determined by reference to contract or change order value. Revenue is recognized over time as the performance obligation is satisfied. The progress towards completion for consulting contracts is measured based on total project inputs (time) at each reporting period as a percentage of forecasted total project inputs.

Data services revenue
The Company provides data reports and analytics to customers based on agreed-upon specifications, including the timing of delivery, which is typically either weekly, monthly, or quarterly. If a customer requests more than one type of data report or series of data reports within a contract, each distinct type of data report is a separate performance obligation. The contracts provide for the Company to be compensated for the value of each deliverable. The transaction price is determined using list prices, discount agreements, if any, and negotiations with the customers, and generally includes any out-of-pocket expenses. Typically, the Company bills in advance of services being provided with the amount being recorded as unearned revenue.

When multiple performance obligations exist, the transaction price is allocated to performance obligations on a relative standalone selling price basis. In cases where the Company contracts to provide a series of data reports, or in some cases data, the Company recognizes revenue over time using the “units delivered” output method as the data or reports are delivered. Expense reimbursements are recorded to revenue as the expenses are incurred as they relate directly to the services performed.

Certain arrangements include upfront customization or consultative services for customers. These arrangements often include payments based on the achievement of certain contractual milestones. Under these arrangements, the Company contracts with a customer to carry out a specific study, ultimately resulting in delivery of a custom report or data product. These arrangements are a single performance obligation given the integrated nature of the service being provided. The Company typically recognizes revenue under these contracts over time, using an output-based measure, generally time elapsed, to measure progress and transfer of control of the performance obligation to the customer. Expense reimbursements are recorded to revenue as the expenses are incurred as they relate directly to the service performed.

The Company enters into contracts with some of its larger data suppliers that involve non-monetary terms. The Company issues purchase credits to be used toward the data supplier's purchase of the Company's services based on the fair value of the data obtained. In exchange, the Company receives monetary discounts on the data received from the data suppliers. The fair value of the revenue earned from the customer purchases is recognized as services are delivered as described above. At the end of the contract year, any unused customer purchase credits may be forfeited or carried over to the next contract year based on the terms of the data supplier contract.

Commissions
Incremental costs of obtaining a contract are recognized as an asset on the Consolidated Balance Sheet in respect of those contracts that exceed one year. Where commission costs relate to contracts that are less than one year, the practical expedient is applied as the amortization period of the asset which would arise on deferral would be one year or less.

Third Party Costs (Reimbursable expenses)	Pass-through/ Reimbursable expensesPass through/ Reimbursable expenses comprise investigator payments and certain other costs which are reimbursed by clients under terms specific to each contract to the investigators. See note 2 (e) Direct costs below.
(e)   Direct costs

Direct costs consist of compensation, associated employee benefits and share-based payments for project-related employees and other direct project-related costs.

Reimbursable expenses are presented within direct costs. This presentation is to align the presentation of costs with our assessment that our clinical trial service is a single performance obligation satisfied over time i.e. the full-service obligation is in respect of a clinical trial (including those services performed by investigators and other parties) is considered a single performance obligation. Reimbursable expenses are recorded once the activity which forms the basis for the cost has occurred.

Investigator payment costs are recorded and reported reflecting investigator activity over the life of the contract. Investigator payments are made based on predetermined contractual arrangements. Timing of payments may differ from the recording and reporting of the expense which is based on activity.

Advertising Costs	Advertising costsAll costs associated with advertising and promotion are expensed as incurred.
Foreign Currencies and Translation of Subsidiaries	Foreign currencies and translation of subsidiariesICON plc's financial statements are prepared in United States dollars. Transactions in currencies other than the functional currency of the individual entities within the ICON Group are recorded at the rate ruling at the date of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency of the individual entities within the ICON Group are translated into the functional currency of that entity at exchange rates prevailing at the Balance Sheet date. Adjustments resulting from these translations are charged or credited to income.The financial statements of subsidiaries with other functional currencies are translated at period end rates for the Consolidated Balance Sheets and average rates for the Consolidated Statements of Operations. Translation gains and losses arising are reported as a movement on accumulated other comprehensive income. Foreign currency transaction gains and losses are reported in other comprehensive income ("currency impact of long term funding") rather than through income where the foreign currency transaction is 'long-term investment' in nature i.e. settlement is not planned or anticipated in the foreseeable future.
Disclosure of Fair Value of Financial Instruments	Disclosure of fair value of financial instruments
Cash, cash equivalents, other receivables, available for sale investments, accounts receivable, accounts payable, investigator payments and income taxes payable have carrying amounts that approximate fair value due to the short term maturities of these instruments. Other liabilities' carrying amounts approximate fair value based on net present value of estimated future cash flows. Debt is measured at historical cost.

Financial instruments are measured in the Consolidated Balance Sheet at amortized cost or fair value using a fair value hierarchy of valuation inputs. The fair value hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are:

Level 1:	Inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2:
Inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3:	Inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The Company classifies its investments in short term debt or equity investments as available for sale, as it does not actively trade such securities nor does it intend to hold them to maturity. The fair value of short term investments are represented by level 1 fair value measurements – quoted prices in active markets for identical assets. The unrealized movements in fair value are recognized in equity until disposal or sale, at which time, those unrealized movements from prior periods are recognized in the Consolidated Statement of Operations. Losses other than temporary, which reduce the carrying amount below cost are recognized in Consolidated Statement of Operations.

Business Combinations	Business combinations
The cost of a business combination is measured as the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued in exchange for control. Where a business combination agreement provides for an adjustment to the cost of the acquisition which is contingent upon future events, the amount of the estimated adjustment is recognized at the acquisition date at the fair value of the contingent consideration. Any changes to this estimate outside the measurement period will depend on the classification of the contingent consideration. If the contingent consideration is classified as equity it shall not be re-measured and the settlement shall be accounted for within equity. If the contingent consideration is classified as a liability any adjustments will be accounted for through the Consolidated Statement of Operations or Other Comprehensive Income depending on whether the liability is considered a financial instrument.

The assets, liabilities and contingent liabilities of businesses acquired are measured at their fair values at the date of acquisition. In the case of a business combination which is completed in stages, the fair values of the identifiable assets, liabilities and contingent liabilities are determined at the date of each exchange transaction. When the initial accounting for a business combination is determined provisionally, any subsequent adjustments to the provisional values allocated to the identifiable assets, liabilities and contingent liabilities are made within twelve months of the acquisition date and presented as adjustments to goodwill in the reporting period in which the adjustments are determined.

The Company allocates a share of net income to the noncontrolling interest holders based on percentage ownership.

Transaction and integration-related expensesTransaction and integration-related expenses are the incremental costs directly attributable to the completion and integration activities associated with the Company’s recent acquisitions. The costs consist of investment banking fees, advisory costs, retention agreements with employees, accelerated share compensation charges, contingent consideration valuation adjustments and ongoing integration activities. The Company accounts for these transaction and integration-related costs as expenses in the period in which the costs are incurred and the services are received.
Goodwill and Impairment	Goodwill and ImpairmentGoodwill represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed. Goodwill primarily comprises acquired workforce in place which does not qualify for recognition as an asset apart from goodwill. Goodwill is stated net of any provision for impairment. The Company tests goodwill annually for any impairments or whenever events occur which may indicate impairment. An impairment charge would be recognized for any amount by which the carrying amount exceeds the reporting unit's fair value up to the amount of existing goodwill. The Company performs a qualitative assessment for a reporting unit to determine if the quantitative impairment test is necessary.
Intangible Assets	Intangible assetsIntangible assets are amortized on a straight line basis over their estimated useful life.
Cash and Cash Equivalents	Cash and cash equivalentsCash and cash equivalents include cash and highly liquid investments with initial maturities of three months or less and are stated at cost, which approximates market value.
Investment in Debt, Equity and Other	Investments in debt, equity and other
Available for sale investments

The Company classifies short-term investments as available for sale in accordance with the terms of ASC 320 'Investments - Debt and Equity Securities'. Realized gains and losses are determined using specific identification. The investments are reported at fair value, with unrealized gains or losses reported in a separate component of shareholders' equity. Any differences between the cost and fair value of the investments are represented by accrued interest and unrealized gains/losses.

Long term investments

The Company classifies its interests in funds having considered the nature of its investment, the extent of influence over operating and financial decisions and the availability of readily determinable fair values. The Company determined that the interests in funds at December 31, 2021 meet the definition of equity securities without readily determinable fair values. The Company concluded that the interests held at December 31, 2020 and December 31, 2021 qualify for the NAV practical expedient in ASC 820 'Fair value measurements and disclosures'. Any increases or decreases in fair value are recognized in net income in the period. These are therefore measured at Level 3 of the fair value hierarchy.

Equity method investments

The Company’s investments that are not consolidated are accounted for under the equity method if the Company exercises significant influence that is considered to be greater than minor. These investments are classified as equity method investments on the accompanying Consolidated Balance Sheet. The Company records its pro rata share of the earnings/losses of these investments in Share of equity method investments in the Consolidated Statement of Operations. The Company reviews these for impairment whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable.

Accounts Receivable, Net and Unbilled Revenue	Accounts receivable, net and unbilled revenue

Accounts receivable and unbilled revenue are recorded at fair value less an estimate of the credit losses expected to be incurred on the Company's accounts receivable portfolio. The Company's estimate of expected credit losses considers historical credit loss information that is adjusted, where necessary, for current conditions and reasonable and supportable forecasts. Historical credit loss experience provides the basis for the estimation of expected credit losses. The Company's receivables and unbilled services are predominantly due from large and mid-tier pharmaceutical and biotechnology companies that share similar risk characteristics. The Company monitors their portfolio of receivables and unbilled services for any deterioration in current or expected credit quality (for example, expected delinquency level), and adjusts the allowance for credit losses as required.

Changes in the allowance for credit losses are recorded as a provision for (or reversal of) credit loss expense in the Consolidated Statement of Operations. Losses are charged against the allowance when management believes the uncollectibility of a previously provisioned amount is confirmed.
Accounts receivable factoringWhere the Company enters into an agreement to sell certain portfolios of its accounts receivable balances, the sale is accounted for in accordance with ASC Topic 860 'Transfers and Servicing' (ASC 860). Agreements which result in true sales of the transferred receivables, as defined in ASC 860, which occur when receivables are transferred without recourse to ICON, are excluded from amounts reported in the Consolidated Balance Sheet. Cash proceeds received from such sales are included in operating cash flows. The associated finance costs are presented as interest expense.
Inventory	InventoryInventory is valued at the lower of cost and net realizable value and after provisions for obsolescence. The cost of inventories comprises the purchase price and attributable costs, less trade discounts.
Property, Plant and Equipment	Property, plant and equipment
Property, plant and equipment is stated at cost less accumulated depreciation. Depreciation of property, plant and equipment is computed using the straight line method based on the estimated useful lives of the assets as listed below:

Years
Building	40
Computer equipment and software	2-8
Office furniture and fixtures	8
Laboratory equipment	5
Motor vehicles	5

Leasehold improvements are amortized using the straight line method over the estimated useful life of the asset or the lease term, whichever is shorter.
Leases	Leases
The Company adopted ASC 842 'Leases' (ASC 842), with a date of initial application of January 1, 2019. The lease accounting policy applied in preparation of the results for the year ended December 31, 2020 and December 31, 2021 therefore reflect application of ASC 842. The Company adopted the standard using the cumulative-effect adjustment approach. Under this transition method, the Company applied the ASC 842 as at the date of initial application (i.e. January 1, 2019), without restatement of comparative period amounts. The cumulative effect of applying the standard is recorded as an adjustment to the opening consolidated balance sheet as at the date of initial application.
ASC 842 requires lessees to recognize the rights and obligations resulting from virtually all leases on the Consolidated Balance Sheet as right-of-use (ROU) assets with corresponding lease liabilities.
The most significant impact of application of the standard for the Company related to the recognition of right-of-use assets and lease liabilities on the Consolidated Balance Sheet for operating leases for certain property, vehicles and equipment. Prior to application of ASC 842, costs in respect of operating leases were charged to the Consolidated Statements of Operations on a straight-line basis over the lease term.
Pursuant to certain practical expedients available as part of adopting ASC 842, ICON did not reassess whether existing or expired supplier contracts are or contain leases, the classification of existing or expired leases, or whether unamortized initial direct costs meet the new definition of initial direct costs under ASC 842. Additionally, the Company elected to use hindsight in determining the lease term and in assessing impairment of ROU assets, if any.
The Company determines if an arrangement is a lease at inception. Finance leases, if any, are depreciated on the same basis as property, plant and equipment. At December 31, 2021 and December 31, 2020, the Company did not account for any leases as finance leases.

Operating leases are included in operating right-of-use assets, other liabilities and non-current operating lease liabilities on our Consolidated Balance Sheet with the lease charge recognized on a straight-line basis over the lease term. ROU assets and lease liabilities are recognized based on the present value of future minimum lease payments over the lease term at commencement date or date of transition. Our lease terms may also include options to extend or terminate. The Company actively reviews options to extend or terminate leases and adjusts the ROU asset and lease liability when it is reasonably certain the option will be exercised. The ROU asset is adjusted for any prepayments made at the date of commencement and any initial direct costs incurred. As most of the Company's leases do not provide an implicit rate, the discount rate used is based on the rate of traded corporate bonds available at the commencement date adjusted for country risk, liquidity and lease term.
The Company accounts for lease and non-lease components separately with lease components flowing through the Consolidated Balance Sheet and non-lease components expensed directly to the Consolidated Statements of Operations.
Leasehold improvements are amortized over the shorter of the depreciable lives of the corresponding fixed assets or the lease term including any applicable renewals. Certain property leases include variable lease payments resulting from periodic rent increases based on an index which cannot be reasonably estimated at the lease commencement date. These costs are expensed as incurred on the Consolidated Statements of Operations.

In some cases, the Company enters into sublease agreements and becomes both a lessee and a lessor for the same underlying asset. Although subleases are accounted for separately from the lease they relate to, subleases are accounted for in the same way as other leases.

Income Taxes	Income taxesThe Company applies the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amount of existing assets and liabilities and their respective tax bases and for operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which these temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced by a valuation allowance to the amount that is more likely than not to be realized. The Company recognizes the effect of income tax positions only if those positions will more likely than not be sustained. Recognized income tax positions are measured at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement. Interest and penalties related to income taxes are included in income tax expense and classified with the related liability on the Consolidated Balance Sheet. The Company accounts for the impact of GILTI (“global intangible low-taxed income”) in the period it arises and has therefore not provided for deferred taxes in respect of this item.
Government Grants	Government grants
Government grants received relating to capital expenditures are shown by deducting the grant from the asset's carrying amount and crediting them to income on a basis consistent with the depreciation policy of the relevant assets. Grants relating to categories of operating expenditures are shown as deferred income and credited to income in the period in which the expenditure to which they relate is charged.

Under the grant agreements amounts received may become repayable in full should certain circumstances specified within the grant agreements occur, including downsizing by the Company, disposing of the related assets, ceasing to carry on its business or the appointment of a receiver over any of its assets. The Company has not recognized any loss contingency having assessed as remote the likelihood of these events arising.

Research and Development Credits	Research and development creditsResearch and development credits are available to the Company under the tax laws in certain jurisdictions, based on qualifying research and development spend as defined under those tax laws. Research and development credits are generally recognized as a reduction of income tax expense. However, certain tax jurisdictions provide refundable credits that are not wholly dependent on the Company's ongoing income tax status or income tax position. In these circumstances the benefit of these credits is not recorded as a reduction to income tax expense, but rather as a reduction of operating expenditure.
Pension Costs	Pension costs
The Company contributes to defined contribution plans covering all eligible employees. The Company contributes to these plans based upon various fixed percentages of employee compensation and such contributions are expensed as incurred.

The Company operates, through certain subsidiaries, a defined benefit plan for certain employees located in the United Kingdom and Switzerland. The Company accounts for the costs of these plans in accordance with ASC 715-30 'Defined Benefit Plans – Pension'. These plans are presented in accordance with the requirements of ASC 715-60 'Defined Benefit Plans – Other Postretirement'. The Company also maintains various retirement plans across the Group, many of which are required by local employment laws.

Redeemable Non-Controlling Interests and Equity	Redeemable noncontrolling interests and equityThe Company acquired a majority ownership interest in MeDiNova during the year ended December 31, 2019. Included in the purchase agreement were put and call option arrangements with the noncontrolling interest holders that required (put option) or enabled (call option) the Company to purchase the remaining minority ownership at a future date. The option was accounted for as temporary equity, which is presented separately as redeemable noncontrolling interest on the Consolidated Balance Sheet. This classification reflects the assessment that the instruments are contingently redeemable in accordance with ASC 480-10-S99 'Distinguishing Liabilities from Equity'. On March 9, 2020, ICON exercised its option to call the remaining shares and took 100% ownership of MeDiNova. Redeemable noncontrolling interests are accreted to their redemption value over the period from the date of issuance to the first date on which the option is exercisable. The change in the option's redemption value is recorded against retained earnings. In a computation of earnings per share, the accretion of redeemable noncontrolling interests to their redemption value is a reduction of net income attributable to the Group. Basic and diluted net income per ordinary share attributable to the Group includes the adjustment to reflect the accretion of the noncontrolling interest to its redemption value until the redemption of the noncontrolling interest on March 9, 2020.
Net Income per Ordinary Share	Net income per ordinary shareBasic net income per ordinary share attributable to the Company has been computed by dividing net income available to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period. Diluted net income per ordinary share is computed by adjusting the weighted average number of ordinary shares outstanding during the period for all potentially dilutive ordinary shares outstanding during the period and adjusting net income for any changes in income or loss that would result from the conversion of such potential ordinary shares. There is no difference in net income used for basic and diluted net income per ordinary share. Basic and diluted net income per ordinary share attributable to the Company includes the adjustment to reflect the accretion of the noncontrolling interest in MeDiNova to its redemption value (see note 27 - Net income per ordinary share).
Share-Based Compensation	Share-based compensation
The Company accounts for its share options, Restricted Share Units ("RSUs") and Performance Share Units ("PSUs") in accordance with the provisions of ASC 718 'Compensation – Stock Compensation'. Share-based compensation expense for equity-settled awards made to employees and directors is measured and recognized based on estimated grant date fair values. These equity-settled awards include employee share options, RSUs and PSUs.
Share-based compensation expense for share options awarded to employees and directors is estimated at the grant date based on each option's fair value as calculated using the Black-Scholes option-pricing model. Share-based compensation for RSUs and PSUs awarded to employees and directors is calculated based on the market value of the Company's shares on the date of award of the RSUs and PSUs. The value of awards expected to vest is recognized as an expense over the requisite service periods. Forfeitures are estimated on the date of grant and revised if actual or expected forfeiture activity differs materially from original estimates.
Estimating the grant date fair value of share options as of the grant date using an option-pricing model, such as the Black-Scholes model, is affected by the Company's share price as well as assumptions regarding a number of complex variables. These variables include, but are not limited to, the expected share price volatility over the term of the awards, risk-free interest rates and the expected term of the awards.

Liability classified awards are measured at the fair value of the award on the grant date and remeasured at each reporting period at fair value until the award is settled.
Replacement awards

In connection with the completion of the Merger, the company issued replacement awards to the holders of PRA equity awards on July 1, 2021. An exchange of share-based compensation awards in a business combination is treated as a modification under ASC 718. The replacement awards and the original acquiree awards are measured at fair value at the acquisition date and calculated using the fair-value-based measurement principles in ASC 718. Amounts attributable to pre-combination vesting are accounted for as part of the consideration transferred for the acquiree. Amounts attributable to post-combination vesting are accounted for separate from the business combination and are recognized as compensation cost in the post-combination period.

Impairment of Long-Lived Assets	Impairment of long-lived assetsLong-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured at the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of are reported at the lower of the carrying amount of the asset or fair value less selling costs.
Derivative Financial Instruments	Derivative financial instruments
We enter into transactions in the normal course of business using various financial instruments in order to hedge against exposure to fluctuating exchange and interest rates. We use derivative financial instruments to reduce exposure to fluctuations in interest rates. A derivative is a financial instrument or other contract whose value changes in response to some underlying variable, which has an initial net investment smaller than would be required for other instruments that have a similar response to the variable and that will be settled at a future date. We do not enter into derivative financial instruments for trading or speculative purposes. We did not hold any interest rate swap contracts or forward currency contracts at December 31, 2021 or December 31, 2020.

We use derivative financial instruments to reduce exposure to fluctuations in foreign exchange rates. During the years ended December 31, 2019 and December 31, 2020, we entered into forward currency contracts in respect of identified exposure arising from euro payments. All contracts expired during the year in which the contract was entered into. No forward currency contracts were entered into during the year ended December 31, 2021.

Our accounting policies for derivative financial instruments are based on whether they meet the criteria for designation as cash flow or fair value hedges. A designated hedge of the exposure to variability in the future cash flows of an asset or a liability, or of a forecast transaction, is referred to as a cash flow hedge. A designated hedge of the exposure to changes in fair value of an asset or a liability is referred to as a fair value hedge. The criterion for designating a derivative as a hedge includes the assessment of the instrument's effectiveness in risk reduction, matching of the derivative instrument to its underlying transaction and the probability that the underlying transaction will occur. For derivatives with cash flow hedge accounting designation, we report the gain or loss from the effective portion of the hedge as a component of Other Comprehensive Income and reclassify it into earnings in the same period or periods in which the hedged transaction affects earnings and within the same Consolidated Statement of Operations line item as the impact of the hedged transaction. For derivatives with fair value hedge accounting designation, we recognize gains or losses from the change in fair value of these derivatives, as well as the offsetting change in the fair value of the underlying hedged item, in earnings. Fair value gains and losses arising on derivative financial instruments not qualifying for hedge accounting are reported in our Consolidated Statement of Operations.

The company has entered into certain put and call arrangements to purchase equity in unconsolidated entities at a future date. These arrangements are accounted for at fair value at the balance sheet date.

Debt Issuance Costs	Debt issuance costsDebt issuance costs relating to the Company’s long-term debt are recorded as a direct reduction of long-term debt; these costs are deferred and amortized to interest expense using the effective interest method, over the respective terms of the related debt. Debt issuance costs relating to the Company’s revolving credit facilities are recorded as an asset; these costs are deferred and amortized to interest expense using the straight-line method. Early repayment of debt facilities can result in modification of the debt and the acceleration of the amortization of debt issuance costs.
Transaction and Integration-related Expenses	Business combinations
The cost of a business combination is measured as the aggregate of the fair values at the date of exchange of assets given, liabilities incurred or assumed and equity instruments issued in exchange for control. Where a business combination agreement provides for an adjustment to the cost of the acquisition which is contingent upon future events, the amount of the estimated adjustment is recognized at the acquisition date at the fair value of the contingent consideration. Any changes to this estimate outside the measurement period will depend on the classification of the contingent consideration. If the contingent consideration is classified as equity it shall not be re-measured and the settlement shall be accounted for within equity. If the contingent consideration is classified as a liability any adjustments will be accounted for through the Consolidated Statement of Operations or Other Comprehensive Income depending on whether the liability is considered a financial instrument.

The assets, liabilities and contingent liabilities of businesses acquired are measured at their fair values at the date of acquisition. In the case of a business combination which is completed in stages, the fair values of the identifiable assets, liabilities and contingent liabilities are determined at the date of each exchange transaction. When the initial accounting for a business combination is determined provisionally, any subsequent adjustments to the provisional values allocated to the identifiable assets, liabilities and contingent liabilities are made within twelve months of the acquisition date and presented as adjustments to goodwill in the reporting period in which the adjustments are determined.

The Company allocates a share of net income to the noncontrolling interest holders based on percentage ownership.

Transaction and integration-related expensesTransaction and integration-related expenses are the incremental costs directly attributable to the completion and integration activities associated with the Company’s recent acquisitions. The costs consist of investment banking fees, advisory costs, retention agreements with employees, accelerated share compensation charges, contingent consideration valuation adjustments and ongoing integration activities. The Company accounts for these transaction and integration-related costs as expenses in the period in which the costs are incurred and the services are received.
Restructuring	RestructuringRestructuring charges reflect certain one-time costs arising from reorganization programs announced by Company management. These programs generally result in asset impairments and workforce reductions in order to optimize the Company’s structure and facilitate improved long-term performance. Impairment charges are taken when the value-in-use of the asset is less than the asset’s carrying value. Workforce related charges are taken when an approved reorganization program is communicated to the relevant employee groups.
Reclassifications	ReclassificationsCertain prior period amounts in the consolidated financial statements and accompanying notes have been reclassified to conform to the current period’s presentation. Most notably, the Company has presented transaction and integration-related expenses as a separate line in the Consolidated Statement of Operations and reclassified certain costs incurred in the years ended December 31, 2020 and December 31, 2019 within this line. These costs consist of transaction and integration-related expenses and contingent consideration valuation adjustments related to ICON's prior period acquisitions. These costs were previously presented in the selling, general and administrative expenses but have been reclassified to transaction and integration-related expenses to conform to the current period’s presentation.